Contractual Maturities of Certificates of Deposit (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Deposits [Abstract]
Time Deposit Maturities, Next Twelve Months		$ 209,671
Time Deposit Maturities, Year Two		155,062
Time Deposit Maturities, Year Three		47,609
Time Deposit Maturities, Year Four		20,443
Time Deposit Maturities, Year Five		2,295
Time Deposit Maturities, after Year Five		688
Total certificates of deposit	[1]	$ 435,768	$ 394,376

[1]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOmIzNmM5ODEzYmNmOTQ0MTA4NTJmZjE1ZjQxYjcwZTNifFRleHRTZWxlY3Rpb246N0FGRjUxMkVBMjU1NTY3NEVEQzUwRDBDNzcyRTRDMkIM}